Financial Assets and Liabilities - Summary of Carrying Amounts, by Maturity, of Financial Instruments that are Expected to Have Exposure on Interest Rate Risk (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 PHP (₱)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 47,627	₱ 47,724
Total liabilities | ₱	473,478	458,341
Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	1,516	943
Total liabilities | ₱	99	1,033
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	65,102	65,381
Interest rate risk [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8,076	14,833	$ 139	$ 267
Total liabilities		256,927	4,902	4,635
Interest rate risk [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	81,315		1,406
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	395	595	7	10
Interest rate risk [member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	785	850	14	15
Interest rate risk [member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,296	7,082	91	128
Interest rate risk [member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	395	1,933	7	35
Interest rate risk [member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,069	4,251	18	77
Interest rate risk [member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	136	₱ 122	2	2
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 283,575
Interest rate risk [member] | Less than 1 year [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			133	261
Total liabilities			339	130
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 315	$ 72
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	5.1021%	4.00%	5.1021%
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.65%	5.2813%	4.65%	5.2813%
Interest rate risk [member] | Less than 1 year [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 1	$ 4
Interest rate	4.25%		4.25%
Interest rate risk [member] | Less than 1 year [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.375%		2.375%
Interest rate risk [member] | Less than 1 year [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.90%		2.90%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 14	$ 15
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.05%	0.05%	0.05%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.50%	0.50%	0.50%	0.50%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 91	$ 128
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.05%	0.05%	0.05%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.10%	1.50%	5.10%	1.50%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 7	$ 35
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.50%	4.90%	4.50%	4.90%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.25%	5.125%	5.25%	5.125%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 18	$ 77
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.25%	0.25%	0.25%	0.25%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.00%	6.25%	6.00%	6.25%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		0.50%		0.50%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		6.10%		6.10%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 2	$ 2
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.00%		6.00%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.10%		6.10%
Interest rate risk [member] | 1-2 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 346	$ 504
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 231
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.00%	4.00%	4.00%
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.35%	5.35%	5.35%	5.35%
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.25%		6.25%
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		4.25%		4.25%
Interest rate risk [member] | 2-3 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 6
Total liabilities			475	$ 277
Interest rate risk [member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 339
Interest rate risk [member] | 2-3 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.00%	4.00%	4.00%
Interest rate risk [member] | 2-3 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.20%	5.35%	5.20%	5.35%
Interest rate risk [member] | 2-3 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 6
Interest rate		6.25%		6.25%
Interest rate risk [member] | 2-3 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.625%		4.625%
Interest rate risk [member] | 2-3 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.875%		4.875%
Interest rate risk [member] | 3-5 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 6
Total liabilities			$ 822	$ 860
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 316
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.00%	4.00%	4.00%
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.20%	5.20%	5.20%	5.20%
Interest rate risk [member] | 3-5 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 6
Interest rate	6.50%		6.50%
Interest rate risk [member] | 3-5 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		4.625%		4.625%
Interest rate risk [member] | 3-5 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		4.875%		4.875%
Interest rate risk [member] | Later than five years [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 2,920	$ 2,864
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 205
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.00%	4.00%	4.00%
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.088%	5.156%	5.088%	5.156%
Interest rate risk [member] | Later than five years [member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		6.50%		6.50%
Interest rate risk [member] | Floating Interest Rate [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				$ 1,574
Interest rate risk [member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		₱ 87,225
Interest rate risk [member] | Floating Interest Rate [Member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.5000% over PHP BVAL
Interest rate risk [member] | Floating Interest Rate [Member] | 1-2 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				377
Interest rate risk [member] | Floating Interest Rate [Member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Floating Interest Rate [Member] | 2-3 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				14
Interest rate risk [member] | Floating Interest Rate [Member] | 2-3 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				227
Interest rate risk [member] | Floating Interest Rate [Member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Floating Interest Rate [Member] | 3-5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				42
Interest rate risk [member] | Floating Interest Rate [Member] | 3-5 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				564
Interest rate risk [member] | Floating Interest Rate [Member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Floating Interest Rate [Member] | Later than five years [member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				334
Interest rate risk [member] | Floating Interest Rate [Member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.6000% to 0.9000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 8,069	₱ 14,825	$ 139	267
Total liabilities		243,841	4,665	4,399
Interest rate risk [member] | Fair Value [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	269,912
Interest rate risk [member] | Fair Value [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	75,550		1,306
Interest rate risk [member] | Fair Value [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	388	587	7	10
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	785	850	14	15
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,296	7,082	91	128
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	395	1,933	7	35
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,069	4,251	18	77
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	136	122	2	2
Interest rate risk [member] | Fair Value [Member] | Floating Interest Rate [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities		81,545		1,471
Interest rate risk [member] | Fair Value [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	162,692		2,812
Interest rate risk [member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 34,708	₱ 33,251	600	600
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 600	$ 600
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.50%		2.50%
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.50%		2.50%
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.45%	3.45%	3.45%	3.45%
Interest rate risk [member] | U S Dollar Notes | Fair Value [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 26,811	₱ 25,845	$ 463	$ 466
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	4,860	₱ 6,816	84	123
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Less than 1 year [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				25
Borrowings, interest rate basis		SOFR + 1.47826%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 1-2 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 28			28
Borrowings, interest rate basis	SOFR+ 1.31161%	SOFR + 1.31161%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 2-3 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 14
Borrowings, interest rate basis	SOFR+ 1.31161%	SOFR + 1.31161%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 3-5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 28
Borrowings, interest rate basis	SOFR+ 1.31161%	SOFR + 1.31161%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Later than five years [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 14			14
Borrowings, interest rate basis	SOFR+ 1.31161%	SOFR + 1.31161%
Interest rate risk [member] | U S Dollar Debts | Fair Value [Member] | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 4,859	₱ 6,816	84	123
Interest rate risk [member] | Philippine Peso Debt | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 162,692	129,635	2,812	2,338
Interest rate risk [member] | Philippine Peso Debt | Floating Interest Rate [Member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			24	33
Borrowings, interest rate basis	BVAL + 1.0000%
Interest rate risk [member] | Philippine Peso Debt | Floating Interest Rate [Member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			87	99
Borrowings, interest rate basis	0.5000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Philippine Peso Debt | Floating Interest Rate [Member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			122	36
Borrowings, interest rate basis	0.5000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Philippine Peso Debt | Floating Interest Rate [Member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			478	254
Borrowings, interest rate basis	0.5000% to 0.9000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Philippine Peso Debt | Floating Interest Rate [Member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 2,101	1,916
Borrowings, interest rate basis	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)
Interest rate risk [member] | Philippine Peso Debt | Fair Value [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities		129,635		$ 2,339
Interest rate risk [member] | Debt Issuance Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		2,129
Interest rate risk [member] | Debt Issuance Cost [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 581
Interest rate risk [member] | Debt Issuance Cost [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	1,989
Interest rate risk [member] | Debt Issuance Cost [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		748
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	531	560
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	22	28
Interest rate risk [member] | Debt Issuance Cost [Member] | Philippine Peso Debt | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	855	793
Interest rate risk [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	8,076	14,833
Total liabilities | ₱	281,586	254,798
Interest rate risk [member] | Costs [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	80,734
Interest rate risk [member] | Costs [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	395	595
Interest rate risk [member] | Costs [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	785	850
Interest rate risk [member] | Costs [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	5,296	7,082
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	395	1,933
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	1,069	4,251
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	136	122
Interest rate risk [member] | Costs [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		86,477
Interest rate risk [member] | Costs [Member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	34,177	32,691
Interest rate risk [member] | Costs [Member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	4,838	6,788
Interest rate risk [member] | Costs [Member] | Philippine Peso Debt | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 161,837	₱ 128,842